COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2023
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Schedule of Costs in Excess of Billings

	June 30,
	2022	2023
Contract costs incurred plus estimated earnings	$1,072,872	$1,196,127
Less: Progress billings	(831,817)	(928,427)

Cost and estimated earnings in excess of billings	241,055	267,700
Less: Allowance for credit losses	(12,178)	(14,438)

	$228,877	$253,262

Schedule of Allowance For Credit Losses Of Costs And Estimated Earnings In Excess Of Billings
The movements in allowance for credit losses are as follows:

	June 30,
	2021	2022	2023
Balance at the beginning of year	$6,150	$11,835	$12,178
Adoption of ASU 2016-13	3,111	—	—
Additions (reversals)	1,758	209	3,043
Translation adjustments	816	134	(783)

Balance at the end of year	$11,835	$12,178	$14,438